Segment and Geographic Information - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue, Net | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.80%